OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER BORROWINGS [Abstract]
Other Borrowings	A summary of other borrowings at December 31 follows:
	2021	2020
	(In thousands)
Advances from the FHLB	$30,000	$30,000
Other	9	12
Total	$30,009	$30,012

FHLB Advances
The maturity dates, weighted average interest rates and contractually required repayments of FHLB advances at December 31 follow:

	2021		2020
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances - 2027 and thereafter	$30,000	0.74%	$30,000	0.74%